Foreign Exchange Gain (Loss), Net	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Foreign Exchange Gain (Loss), Net
34.	FOREIGN EXCHANGE GAIN (LOSS), NET

	12.31.2023	12.31.2022	12.31.2021
Monetary and foreign exchange variations
Assets:
Tax credits	10.8	3.4	(14.2)
Trade accounts receivable and contract assets	11.8	41.6	(1.9)
Cash and cash equivalents and financial investments	(10.0)	4.4	2.4
Others	8.9	(12.3)	4.0

	21.5	37.1	(9.7)

Liabilities:
Loans and financing	(0.4)	0.3	3.9
Contract liabilities	(0.3)	—	(1.0)
Provisions	(14.5)	(6.5)	12.3
Taxes and charges payable	(3.2)	(1.4)	4.0
Other payables	(1.0)	(6.6)	5.9
Suppliers	(7.5)	(1.0)	(2.7)
Provisions for contingencies	(4.3)	(2.1)	3.2
Others	2.6	5.0	5.5

	(28.6)	(12.3)	31.1

Net monetary and foreign exchange variations	(7.1)	24.8	21.4

Derivative financial instruments	6.6	3.4	4.1

Foreign exchange gain (loss), net	(0.5)	28.2	25.5